Expense Example - WisdomTree Emerging Markets Efficient Core Fund - WisdomTree Emerging Markets Efficient Core Fund	May 10, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 33
Expense Example, with Redemption, 3 Years	$ 103